CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net loss	$ (34,698,251)	$ (5,075,122)	$ (33,633,793)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Impairment of long-lived assets	4,624,979
Inventory write-down	1,963,411	619,858	808,031
Depreciation	83,205,965	90,112,980	90,223,634
Amortization of deferred convertible notes issuance costs and premium	32,935	764,527	933,152
Allowance of doubtful receivables, advance to suppliers and prepayment for purchases of property, plant and equipment	1,993,446	117,520	5,710,167
Gains on derivatives	(4,591,991)	6,030,915	(6,057,941)
Share-based compensation	746,980	1,527,494	2,240,126
Losses (gains) on disposal of long-lived assets	(1,012,515)	4,658,023	1,486,466
Gain on disposal of land use right			(64,283)
Fair value change of warrant liability	(577,500)	(1,312,500)	(7,455,000)
Gain from settlement of certain payable		(9,125,954)
Gains on repurchase of convertible notes	(212,056)	(13,693,269)	(7,048,188)
Gains on disposal of solar project	(2,526,572)		(8,253,229)
Changes in assets and liabilities:
Accounts receivable	30,692,217	(28,886,971)	27,669,692
Notes receivable	(9,322,150)	(29,876,409)	17,940,468
Inventories	10,470,840	121,765,462	(19,210,219)
Advances to suppliers	860,182	8,282,514	(8,237,614)
Amounts due to/from related parties	(14,648,405)	(432,998)	(1,508,056)
Value added tax recoverable	20,643,679	4,279,053	(2,370,868)
Prepaid expenses and other current assets	(7,879,348)	15,169,401	40,319,263
Prepaid land use right	2,001,755	694,895	512,595
Accounts payable	(52,547,492)	(158,969,132)	(174,893,352)
Advances from customers	(1,909,153)	(58,666,118)	(15,231,114)
Income tax payables	2,686,038	(2,423,668)	(3,795,493)
Other current liabilities	117,836	(2,951,445)	9,224,022
Deferred revenue		32,376,386
Other non-current assets			(158,952)
Other long-term liabilities	(55,527)	(1,728,349)	(2,874,319)
Warranty	1,344,475	5,759,388	8,043,681
Deferred tax assets	1,447,306	2,537,916	(2,151,417)
Project assets and deferred project costs	(5,317,205)	20,655,210	(33,856,418)
Net cash provided by (used in) operating activities	27,533,879	2,209,607	(121,688,959)
Investing activities:
Purchases of property, plant and equipment	(9,964,203)	(14,437,852)	(51,813,162)
Advances for purchases of property, plant and equipment	(1,661,101)	(2,383,131)	(2,699,262)
Cash received from government subsidy			12,218,438
Proceeds from disposal of property, plant and equipment	12,029,675	5,751,414	93,411
Proceeds from disposal of solar project	3,190,678		18,679,663
Changes in restricted cash	36,675,009	(24,503,612)	134,584,395
Increase in investments		(83,150)
Net cash received (paid) on settlement of derivatives	1,889,873	(4,371,142)	4,397,504
Net cash provided by (used in) investing activities	42,159,931	(40,027,473)	115,460,987
Financing activities:
Proceeds from bank borrowings	1,013,574,352	1,100,033,042	1,063,769,258
Proceeds from related parties		3,000,000	4,000,000
Repayment to related parties		(7,000,000)
Repayment of bank borrowings	(1,048,523,495)	(1,052,642,690)	(1,045,904,061)
Proceeds from exercise of stock options		640,680	993,329
Repurchase of convertible notes	(25,931,219)	(54,376,600)	(9,809,860)
Cash paid for ADSs repurchase	(1,493,352)	(812,183)
Net cash provided by (used in) financing activities	(62,373,714)	(11,157,751)	13,048,666
Effect of exchange rate changes	(8,028,939)	(12,826,762)	6,254,232
Net increase (decrease) in cash and cash equivalents	(708,843)	(61,802,379)	13,074,926
Cash and cash equivalents, beginning of year	38,045,225	99,847,604	86,772,678
Cash and cash equivalents, end of year	37,336,382	38,045,225	99,847,604
Supplemental schedule of non-cash transactions
Project assets reclassified to property, plant and equipment, net			27,127,591
Increases in payables for purchase of property, plant and equipment	11,569,972	37,754,500	45,377,459
Banknotes, included in notes receivable, used to purchase equipment	9,077,316	24,984,882	13,321,415
Supplemental disclosure of cash flow information
Interest paid	34,630,991	44,833,732	42,309,295
Income tax paid	$ 858,616	$ 2,395,594	$ 5,866,131